Related party transactions	6 Months Ended
Jun. 30, 2020
Related party transactions.
Related party transactions

16.Related party transactions

Balances and transactions with fellow Lloyds Banking Group undertakings

The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At	At
	30 June	31 Dec
	2020	2019
	£m	£m

Assets
Due from fellow Lloyds Banking Group undertakings	925	1,854
Derivative financial instruments	912	591

Liabilities
Due to fellow Lloyds Banking Group undertakings	6,502	4,893
Derivative financial instruments	1,629	1,986
Financial liabilities at fair value through profit or loss	1,228	1
Debt securities in issue	12,410	11,181
Subordinated liabilities	4,227	3,663

During the half-year to 30 June 2020 the Group earned £3 million (half-year to 30 June 2019: £6 million) of interest income and incurred £242 million (half-year to 30 June 2019: £236 million) of interest expense on balances and transactions with Lloyds Banking Group plc and fellow Group undertakings.

During the half-year to 30 June 2020 the Bank issued £1,070 million of Additional Tier 1 securities to its parent company, Lloyds Banking Group plc.

Other related party transactions

Other related party transactions for the half-year to 30 June 2020 are similar in nature to those for the year ended 31 December 2019.